Employee Benefit Plans (Share-based Compensation Plans) (Details)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011
2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Period	10 years
Number of Shares Available for Grant	4,640,628	0
2005 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Period	10 years
2003 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Period	10 years
2000 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Period	10 years
Nonstatutory Stock Option [Member] | 2012 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Discount from market price, offering date	85.00%
Nonstatutory Stock Option [Member] | 2003 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Discount from market price, offering date	85.00%
Potential Scenario, One [Member] | 2012 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Stock Ownership	10.00%
Fair Value of Common Stock on Grant Date	110.00%
Potential Scenario, One [Member] | 2005 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Stock Ownership	10.00%
Fair Value of Common Stock on Grant Date	110.00%
Potential Scenario, One [Member] | 2003 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Stock Ownership	10.00%
Fair Value of Common Stock on Grant Date	110.00%
Potential Scenario, One [Member] | 2000 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Stock Ownership	10.00%
Fair Value of Common Stock on Grant Date	110.00%